UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
New York, NY 10011

(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 426-7040

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT

FEBRUARY 28, 2017

INVESTING AT THE PACE OF INNOVATION

ARK Genomic Revolution Multi-Sector ETF (ARKG)

ARK Industrial Innovation ETF (ARKQ)

ARK Innovation ETF (ARKK)

ARK Web x.0 ETF (ARKW)

The 3D Printing ETF (PRNT)

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

The principal risks of investing in the ARK ETFs include: Equity Securities Risk: The value of the equity securities the Fund holds may fall due to general market and economic conditions. Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. Health Care Sector Risk: Companies in the health care sector may be adversely affected by government regulations and government health care programs. Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation, world events, economic conditions, environmental damages, product liability claims and exchange rates. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Risks specific to The 3D Printing ETF include Index Tracking Risk: The Fund's returns may not match the returns of the underlying index that the Fund is designed to track. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other marketing participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value.

The opinions expressed in the Shareholder Letter are those of ARK Investment Management LLC (“ARK”) as of February 28, 2017. The Shareholder Letter may not necessarily reflect the views or holdings on the date this Semi-Annual Report is first published or anytime thereafter. The information in the Shareholder Letter may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party. Forward Looking Statements: Any projections, forecasts and estimates (including, without limitation, any target rates of return) contained in this overview are necessarily speculative in nature and are based on certain assumptions. It can be expected that some or all of such assumptions will not materialize or will vary significantly from actual results. Accordingly, these projections are only an estimate. Actual results will differ and may vary substantially from the results shown.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of portfolio holdings for the ARK ETFs.

Shareholder Letter
(Unaudited)

Dear Shareholder:

This Semi-Annual Report for the ARK ETF Trust covers the period from September 1, 2016 through February 28, 2017 for each ARK exchange traded fund (“ETFs” or collectively, “ARK ETFs”). The ARK ETF Trust currently consists of four actively-managed, theme-based ETFs and one index based ETF:

ETF	Commencement Date
ARK Genomic Revolution Multi-Sector ETF	10/31/14
ARK Industrial Innovation ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Web x.0 ETF	9/30/14
The 3D Printing ETF	7/19/16

ARK Investment Management LLC (“ARK”), the investment adviser to the ARK ETFs, specializes in thematic investing in disruptive innovation. “Disruptive innovation” is the introduction of a technologically enabled new product or service that is going to change the way the world works — typically making it a better place. It involves declining cost structures, increased productivity and increased unit growth. Despite its potential, the full magnitude of disruptive innovation and the investment opportunities it creates are often unrecognized or misunderstood by traditional investors.

ARK’s Research Ecosystem, however, is designed to capitalize on rapid change through an open-source approach and the convergence of research insights. A combination of top-down and bottom-up research allows us to identify disruptive innovation early. We then size the opportunity of the innovation, and detect and rank companies best positioned to benefit. Our incisive investment process and active management of high-conviction portfolios allow us to capitalize on rapid change, and to avoid industries and companies likely to be displaced by advances in technology. ARK believes true innovation is key to long-term growth of company revenues and profits, and in many cases presents exponential growth opportunities!

Most investors do not realize that technologically enabled innovations are disrupting our world at an accelerated rate. You have to go back to the late 1800s to see this much change. In the late 1800s, we had, within the span of 20 years — which was breakneck speed at that time, not now — electricity, the telephone and the internal combustion engine. So people’s lives changed radically.

Today we have innovations such as the DNA sequencing, robotics, energy storage, cloud computing, blockchain technologies, and 3D printing all evolving at the same time! For this reason, ARK offers investment strategies focused in the following themes: Genomic Revolution, Industrial Innovation, Next Generation Internet, 3D Printing, and our overall ARK Disruptive Innovation, which includes the best risk/reward opportunities from our innovation-based themes.

Our Genomic Revolution Theme recognizes that genomic sequencing is changing the way biological information is collected, processed and applied. ARK believes that innovations within DNA research are going to enhance our equality of life by reducing guesswork and increasing precision within health care and agriculture.

ARK’s Industrial Innovation Theme focuses on advancements within robotics, automation, energy storage, space exploration, modern infrastructure and 3D printing. These innovations are enhancing productivity while reducing costs. For example, robots are practically running Amazon’s distribution centers now, and this has set the pace for the rest of the industry. Our research also shows that there's going to be a shift from the internal combustion engine to electric vehicles. Our economy was basically built on top of the internal combustion engine, so it’s going to be a radical shift for the developed world.

3D printing is a part of our Industrial Innovation theme, but we also offer it as a stand-alone theme. We think 3D printing is going to become a part of the industrial production process, and end-use parts will actually be produced by 3D printers. That’s going to be a radical shift and be a big part of the automation trend.

ARK’s Next Generation Internet Theme recognizes innovations including cloud computing, big data, machine learning and blockchain technology — all of which are changing the way we manage information, analyze data, purchase goods and communicate across the globe. Even technology entrepreneur, Jeff Bezos — who declared in 1997 that we were in day one of the Internet — last year said again, “We’re in day one of the internet,” because the changes we have yet to see are so far-reaching. With the sharing economy alone, we think it is going to impact auto sales, real estate, infrastructure, logistics — it’s much farther reaching than anyone could have imagined 20 years ago. And then there’s blockchain technology. You’ve heard of bitcoin or cryptocurrencies, but this is much more than a currency play: It has to do with transferring anything of value. We think blockchain technology will have ramifications for the financial services industry, and for almost every sector because supply chain management could eventually be managed by the blockchain.

Shareholder Letter (concluded)
(Unaudited)

In many ways, ARK’s strategies provide “Venture Capital-Like” exposure through publicly traded securities. Investing in ARK’s strategies, however, can give investors access to innovation without the high fees, high carry, lack of transparency, and illiquidity of venture capital funds. The stocks in ARK’s ETFs often are not included, or are small positions, in traditional benchmarks. They span across capitalizations, geographic regions, and sectors. Consequently, the ARK ETFs complement traditional benchmarks, offering a source of differentiation and diversification for portfolio construction purposes.

On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor or ARK directly. You also can find additional information, including our daily portfolio holdings, on the ARK ETF website located at: www.ark-funds.com.

We appreciate the opportunity to help you meet your investment goals and thank you for investing with us at the pace of innovation!

Sincerely,

Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)

As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2016 through February 28, 2017).

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution Multi-Sector ETF
Actual	$1,000.00	$1,098.60	0.75%	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
ARK Industrial Innovation ETF
Actual	$1,000.00	$1,127.10	0.75%	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
ARK Innovation ETF
Actual	$1,000.00	$1,120.60	0.75%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
ARK Web x.0 ETF
Actual	$1,000.00	$1,156.60	0.75%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
The 3D Printing ETF
Actual	$1,000.00	$1,080.60	0.66%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	0.66%	$3.31
(a)	Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (the number of days in the period, then divided by 365).

Sector Diversification (as a percentage of total investments)
February 28, 2017 (Unaudited)

ARK Genomic Revolution
Multi-Sector ETF (ARKG)

■ Health Care	98.5%
■ Information Technology	1.4
■ Money Market Fund	0.1
100.0

ARK Industrial Innovation ETF (ARKQ)

■ Information Technology	50.9%
■ Industrials	22.2
■ Consumer Discretionary	20.3
■ Health Care	5.3
■ Materials	1.3
■ Money Market Fund	0.0	†
	100.0

ARK Innovation ETF (ARKK)

■ Information Technology	38.4%
■ Health Care	37.2
■ Consumer Discretionary	15.9
■ Financials	5.1
■ Industrials	3.4
■ Money Market Fund	0.0	†
	100.0

†	Less than 0.05%

ARK Web x.0 ETF (ARKW)

■ Information Technology	62.3%
■ Consumer Discretionary	20.0
■ Health Care	9.7
■ Industrials	6.1
■ Telecommunication Services	1.9
■ Money Market Fund	0.0	†
	100.0

The 3D Printing ETF (PRNT)

■ Information Technology	56.1%
■ Industrials	28.7
■ Health Care	13.6
■ Materials	1.4
■ Money Market Fund	0.2
100.0

The Schedule of Investments includes a list of each Fund's investments segregated by industry.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

February 28, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.9%
Biotechnology — 68.8%
Agios Pharmaceuticals, Inc.*	6,446	$312,244
Alnylam Pharmaceuticals, Inc.*	11,451	591,330
Biogen, Inc.*	1,498	432,323
BioMarin Pharmaceutical, Inc.*	1,065	100,036
Bluebird Bio, Inc.*	5,793	507,756
Celgene Corp.*	895	110,541
Cellectis SA (France)*(a)	1,128	25,166
Editas Medicine, Inc.*	3,959	98,698
Evogene Ltd. (Israel)*	7,384	38,028
Five Prime Therapeutics, Inc.*	3,551	162,884
Foundation Medicine, Inc.*	31,703	786,234
Incyte Corp.*	1,642	218,550
Inovio Pharmaceuticals, Inc.*	34,658	244,339
Intellia Therapeutics, Inc.*	16,519	235,891
Invitae Corp.*	75,535	778,766
Ionis Pharmaceuticals, Inc.*	6,928	344,807
Juno Therapeutics, Inc.*	15,489	372,356
Kite Pharma, Inc.*	6,107	432,192
Organovo Holdings, Inc.*	83,020	259,022
Regeneron Pharmaceuticals, Inc.*	690	257,715
Seres Therapeutics, Inc.*	27,600	267,168
Syros Pharmaceuticals, Inc.*	8,245	91,107
Veracyte, Inc.*	27,309	211,645
Total Biotechnology		6,878,798
Health Care Equipment & Supplies — 2.2%
Cerus Corp.*	51,755	216,853

Investments	Shares	Value
Health Care Technology — 9.9%
athenahealth, Inc.*	7,451	$878,696
Medidata Solutions, Inc.*	1,953	109,212
Total Health Care Technology		987,908
IT Services — 0.9%
International Business Machines Corp.	529	95,125
Life Sciences Tools & Services — 16.1%
Compugen Ltd. (Israel)*	87,769	373,018
Illumina, Inc.*	5,440	910,656
NanoString Technologies, Inc.*	12,439	234,724
Thermo Fisher Scientific, Inc.	620	97,762
Total Life Sciences Tools & Services		1,616,160
Pharmaceuticals — 1.6%
Bayer AG (Germany)(a)	1,127	124,207
Jounce Therapeutics, Inc.*	1,811	36,691
Total Pharmaceuticals		160,898
Semiconductors & Semiconductor Equipment — 0.4%
NVIDIA Corp.	444	45,057
Total Common Stocks (Cost $9,358,100)		10,000,799
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.48%(b) (Cost $6,657)	6,657	6,657
Total Investments — 100.0% (Cost $9,364,757)		10,007,456
Liabilities in Excess of Other Assets — (0.0)%†		(4,342)
Net Assets — 100.0%		$10,003,114

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of February 28, 2017.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Industrial Innovation ETF

February 28, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 6.0%
Aerovironment, Inc.*	24,795	$669,961
Elbit Systems Ltd. (Israel)	2,843	335,474
Orbital ATK, Inc.	3,067	283,452
Sigma Labs, Inc.*	16,904	60,854
Total Aerospace & Defense		1,349,741
Auto Components — 1.0%
Delphi Automotive PLC	3,042	231,587
Automobiles — 13.5%
General Motors Co.	6,075	223,803
Tesla, Inc.*	9,940	2,484,900
Toyota Motor Corp. (Japan)(a)	3,178	359,591
Total Automobiles		3,068,294
Biotechnology — 2.0%
Organovo Holdings, Inc.*	142,118	443,408
Chemicals — 1.3%
Albemarle Corp.	2,958	300,267
Electrical Equipment — 2.3%
Allied Motion Technologies, Inc.	7,479	180,618
Rockwell Automation, Inc.	2,185	330,153
Total Electrical Equipment		510,771
Electronic Equipment, Instruments & Components — 3.6%
Flex Ltd.*	14,595	240,672
Trimble, Inc.*	18,338	569,028
Total Electronic Equipment, Instruments & Components		809,700
Health Care Equipment & Supplies — 3.3%
Align Technology, Inc.*	5,020	515,855
Mazor Robotics Ltd. (Israel)*(a)	9,926	235,147
Total Health Care Equipment & Supplies		751,002
Industrial Conglomerates — 1.8%
General Electric Co.	13,500	402,435
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.*	1,520	1,284,461

Investments	Shares	Value
Internet Software & Services — 12.6%
2U, Inc.*	22,842	$834,875
Alphabet, Inc., Class C*	766	630,579
Baidu, Inc. (China)*(a)	5,775	1,005,601
Cornerstone OnDemand, Inc.*	9,413	393,181
Total Internet Software & Services		2,864,236
Machinery — 12.2%
ExOne Co. (The)*	47,710	473,283
FANUC Corp. (Japan)(a)	41,321	808,652
Proto Labs, Inc.*	26,943	1,471,088
Total Machinery		2,753,023
Semiconductors & Semiconductor Equipment — 14.9%
NVIDIA Corp.	14,092	1,430,056
QUALCOMM, Inc.	12,103	683,578
Teradyne, Inc.	26,400	750,816
Xilinx, Inc.	8,555	503,205
Total Semiconductors & Semiconductor Equipment		3,367,655
Software — 9.1%
Autodesk, Inc.*	7,358	634,995
Materialise NV (Belgium)*(a)	102,324	923,986
Splunk, Inc.*	8,071	498,223
Total Software		2,057,204
Technology Hardware, Storage & Peripherals — 10.7%
3D Systems Corp.*	14,584	221,677
Nano Dimension Ltd. (Israel)*(a)	12,664	83,076
Stratasys Ltd.*	107,428	2,123,851
Total Technology Hardware, Storage & Peripherals		2,428,604
Total Common Stocks (Cost $19,559,523)		22,622,388
MONEY MARKET FUND — 0.0%†
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.48%(b) (Cost $9,585)	9,585	9,585
Total Investments — 100.0% (Cost $19,569,108)		22,631,973
Other Assets in Excess of Liabilities — 0.0%†		2,614
Net Assets — 100.0%		$22,634,587

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of February 28, 2017.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF

February 28, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.4%
Automobiles — 7.8%
General Motors Co.	1,078	$39,713
Tesla, Inc.*	4,903	1,225,701
Total Automobiles		1,265,414
Biotechnology — 18.6%
Alnylam Pharmaceuticals, Inc.*	7,199	371,756
Bluebird Bio, Inc.*	3,969	347,883
Foundation Medicine, Inc.*	13,731	340,529
Intellia Therapeutics, Inc.*	15,929	227,466
Invitae Corp.*	53,886	555,565
Juno Therapeutics, Inc.*	10,280	247,131
Kite Pharma, Inc.*	4,369	309,194
Organovo Holdings, Inc.*	76,674	239,223
Seres Therapeutics, Inc.*	23,163	224,218
Veracyte, Inc.*	18,806	145,746
Total Biotechnology		3,008,711
Consumer Finance — 1.5%
LendingClub Corp.*	44,612	238,228
Health Care Equipment & Supplies — 1.0%
Cerus Corp.*	36,766	154,050
Health Care Technology — 8.1%
athenahealth, Inc.*	11,150	1,314,920
Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.*	1,117	943,910
Ctrip.com International Ltd. (China)*(a)	3,609	171,211
Netflix, Inc.*	1,365	194,007
Total Internet & Direct Marketing Retail		1,309,128
Internet Software & Services — 14.6%
2U, Inc.*	4,741	173,284
Alibaba Group Holding Ltd. (China)*(a)	1,698	174,724
Alphabet, Inc., Class C*	342	281,538
Baidu, Inc. (China)*(a)	2,184	380,300
Facebook, Inc., Class A*	2,651	359,317
Hortonworks, Inc.*	31,381	311,927
Tencent Holdings Ltd. (China)(a)	7,145	189,771
Twitter, Inc.*	30,581	482,262
Total Internet Software & Services		2,353,123
IT Services — 3.7%
International Business Machines Corp.	664	119,400
PayPal Holdings, Inc.*	7,271	305,382
Square, Inc., Class A*	10,137	175,573
Total IT Services		600,355

Investments	Shares	Value
Life Sciences Tools & Services — 9.6%
Compugen Ltd. (Israel)*	35,626	$151,410
Illumina, Inc.*	7,367	1,233,236
NanoString Technologies, Inc.*	8,768	165,452
Total Life Sciences Tools & Services		1,550,098
Machinery — 3.4%
ExOne Co. (The)*	20,892	207,249
Proto Labs, Inc.*	6,174	337,100
Total Machinery		544,349
Semiconductors & Semiconductor Equipment — 4.8%
NVIDIA Corp.	2,643	268,212
QUALCOMM, Inc.	2,921	164,978
Teradyne, Inc.	5,577	158,610
Xilinx, Inc.	3,147	185,106
Total Semiconductors & Semiconductor Equipment		776,906
Software — 8.0%
Materialise NV (Belgium)*(a)	21,996	198,624
Nintendo Co. Ltd. (Japan)(a)	8,213	214,400
Red Hat, Inc.*	2,822	233,690
salesforce.com, Inc.*	3,890	316,452
Splunk, Inc.*	5,415	334,268
Total Software		1,297,434
Technology Hardware, Storage & Peripherals — 7.3%
Stratasys Ltd.*	59,330	1,172,954
Thrifts & Mortgage Finance — 0.9%
LendingTree, Inc.*	1,238	146,579
Total Common Stocks (Cost $13,554,432)		15,732,249
UNIT TRUST — 2.6%
Financials — 2.6%
Bitcoin Investment Trust* (Cost $218,216)	3,716	427,340
MONEY MARKET FUND — 0.0%†
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.48%(b) (Cost $4,982)	4,982	4,982
Total Investments — 100.0% (Cost $13,777,630)		16,164,571
Liabilities in Excess of Other Assets — (0.0)%†		(5,386)
Net Assets — 100.0%		$16,159,185

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of February 28, 2017.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Web x.0 ETF

February 28, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.2%
Automobiles — 5.0%
Tesla, Inc.*	4,269	$1,067,207
Consumer Finance — 2.2%
LendingClub Corp.*	87,873	469,242
Health Care Technology — 9.7%
athenahealth, Inc.*	14,682	1,731,448
Medidata Solutions, Inc.*	5,649	315,892
Total Health Care Technology		2,047,340
Internet & Direct Marketing Retail — 15.0%
Amazon.com, Inc.*	2,081	1,758,528
Ctrip.com International Ltd. (China)*(a)	11,979	568,284
Netflix, Inc.*	5,952	845,958
Total Internet & Direct Marketing Retail		3,172,770
Internet Software & Services — 34.1%
2U, Inc.*	28,826	1,053,590
Akamai Technologies, Inc.*	6,115	382,799
Alibaba Group Holding Ltd. (China)*(a)	6,575	676,567
Alphabet, Inc., Class C*	621	511,213
Baidu, Inc. (China)*(a)	3,227	561,918
Box, Inc., Class A*	12,080	212,850
Facebook, Inc., Class A*	5,647	765,394
Hortonworks, Inc.*	84,160	836,550
MercadoLibre, Inc. (Argentina)	2,811	592,756
Tencent Holdings Ltd. (China)(a)	22,448	596,219
Twilio, Inc., Class A*	17,265	547,646
Twitter, Inc.*	30,174	475,844
Total Internet Software & Services		7,213,346
IT Services — 4.8%
International Business Machines Corp.	1,170	210,389
PayPal Holdings, Inc.*	6,639	278,838
Square, Inc., Class A*	30,899	535,171
Total IT Services		1,024,398

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 8.4%
Ambarella, Inc.*	3,282	$193,474
Mellanox Technologies Ltd. (Israel)*	7,082	342,769
NVIDIA Corp.	7,212	731,874
QUALCOMM, Inc.	5,432	306,799
Xilinx, Inc.	3,488	205,164
Total Semiconductors & Semiconductor Equipment		1,780,080
Software — 15.0%
Adobe Systems, Inc.*	887	104,967
HubSpot, Inc.*	10,172	605,234
Nintendo Co. Ltd. (Japan)(a)	12,483	325,869
Red Hat, Inc.*	5,512	456,449
salesforce.com, Inc.*	6,852	557,410
ServiceNow, Inc.*	3,616	314,303
Splunk, Inc.*	13,305	821,317
Total Software		3,185,549
Thrifts & Mortgage Finance — 1.1%
LendingTree, Inc.*	1,912	226,381
Wireless Telecommunication Services — 1.9%
SoftBank Group Corp. (Japan)(a)	10,791	403,152
Total Common Stocks (Cost $16,262,412)		20,589,465
UNIT TRUST — 2.8%
Financials — 2.8%
Bitcoin Investment Trust* (Cost $238,615)	5,161	593,515
MONEY MARKET FUND — 0.0%†
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.48%(b) (Cost $6,117)	6,117	6,117
Total Investments — 100.0% (Cost $16,507,144)		21,189,097
Liabilities in Excess of Other Assets — (0.0)%†		(6,365)
Net Assets — 100.0%		$21,182,732

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of February 28, 2017.

See accompanying Notes to Financial Statements.

Schedule of Investments
The 3D Printing ETF

February 28, 2017 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%
Aerospace & Defense — 2.0%
Arconic, Inc.	10,705	$308,197
Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	1,996	211,097
Biotechnology — 5.0%
Organovo Holdings, Inc.*	252,757	788,602
Chemicals — 1.0%
Eastman Chemical Co.	413	33,143
Koninklijke DSM N.V. (Netherlands)	422	27,718
PolyOne Corp.	895	30,144
Praxair, Inc.	234	27,778
Toray Industries, Inc. (Japan)	3,327	29,762
Total Chemicals		148,545
Electrical Equipment — 1.3%
AMETEK, Inc.	3,891	209,997
Electronic Equipment, Instruments & Components — 7.6%
FARO Technologies, Inc.*	5,301	182,885
Hexagon AB, Class B (Sweden)	5,099	205,958
Renishaw PLC (United Kingdom)	6,740	256,921
Trimble, Inc.*	17,613	546,531
Total Electronic Equipment, Instruments & Components		1,192,295
Health Care Equipment & Supplies — 8.6%
Align Technology, Inc.*	2,079	213,638
ConforMIS, Inc.*	62,369	313,716
K2M Group Holdings, Inc.*	41,018	822,411
Total Health Care Equipment & Supplies		1,349,765
Industrial Conglomerates — 2.9%
General Electric Co.	7,323	218,299
Siemens AG (Germany)	1,837	238,983
Total Industrial Conglomerates		457,282
Machinery — 18.5%
ExOne Co. (The)*	86,153	854,638
Fenner PLC (United Kingdom)	8,274	28,567
Groupe Gorge (France)*	35,812	770,167
Proto Labs, Inc.*	4,404	240,458
Sandvik AB (Sweden)	2,443	33,235
SLM Solutions Group AG (Germany)*	24,034	990,458
Total Machinery		2,917,523

Investments	Shares	Value
Metals & Mining — 0.4%
Allegheny Technologies, Inc.	1,835	$35,250
Carpenter Technology Corp.	715	29,001
Total Metals & Mining		64,251
Professional Services — 2.7%
Arrk Corp. (Japan)*	206,748	204,273
Bertrandt AG (Germany)	2,232	221,467
Total Professional Services		425,740
Semiconductors & Semiconductor Equipment — 1.6%
Ultra Clean Holdings, Inc.*	18,514	256,419
Software — 24.4%
ANSYS, Inc.*	5,542	591,664
Autodesk, Inc.*	6,589	568,631
Dassault Systemes (France)	6,846	552,870
Exa Corp.*	33,281	521,513
Mentor Graphics Corp.	14,292	530,233
Microsoft Corp.	8,002	511,968
PTC, Inc.*	10,519	566,869
Total Software		3,843,748
Technology Hardware, Storage & Peripherals — 22.5%
3D Systems Corp.*	51,758	786,722
Eastman Kodak Co.*	1,909	27,394
HP Inc.	57,216	993,842
MGI Digital Graphic Technology (France)*	20,575	849,871
Stratasys Ltd.*	44,291	875,633
Total Technology Hardware, Storage & Peripherals		3,533,462
Total Common Stocks (Cost $15,200,236)		15,706,923
MONEY MARKET FUND — 0.2%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.48%(a) (Cost $26,693)	26,693	26,693
Total Investments — 100.0% (Cost $15,226,929)		15,733,616
Other Assets in Excess of Liabilities — 0.0%†		5,893
Net Assets — 100.0%		$15,739,509

*	Non-income producing security
†	Less than 0.05%
(a)	Rate shown represents annualized 7-day yield as of February 28, 2017.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Web x.0 ETF	The 3D Printing ETF
ASSETS:
Investments at value (Note 2)	$10,007,456	$22,631,973	$16,164,571	$21,189,097	$15,733,616
Cash	—	—	—	—	2,300
Foreign currency	—	—	—	—	4,029
Receivables:
Dividends and Interest	63	14,680	2,310	3,891	6,369
Investment securities sold	98,838	296,118	284,371	249,960	4,042
Reclaims	465	—	—	—	1,362
Total Assets	10,106,822	22,942,771	16,451,252	21,442,948	15,751,718
LIABILITIES:
Payables:
Investment securities purchased	98,380	295,974	282,880	248,672	4,035
Management fees (Note 3)	5,328	12,210	9,187	11,544	7,455
Other accrued expenses	—	—	—	—	719
Total Liabilities	103,708	308,184	292,067	260,216	12,209
NET ASSETS	$10,003,114	$22,634,587	$16,159,185	$21,182,732	$15,739,509
NET ASSETS CONSIST OF:
Paid-in capital	$10,683,096	$19,526,394	$14,355,308	$16,443,990	$15,159,391
Accumulated net investment loss	(58,047)	(53,761)	(83,305)	(118,622)	(251)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,264,634)	99,089	(499,759)	175,411	73,689
Net unrealized appreciation on investments and on foreign currency translations	642,699	3,062,865	2,386,941	4,681,953	506,680
NET ASSETS	$10,003,114	$22,634,587	$16,159,185	$21,182,732	$15,739,509
Shares outstanding	505,000	950,000	700,000	750,000	700,001
Net asset value, per share	$19.81	$23.83	$23.08	$28.24	$22.48
Investment at cost	$9,364,757	$19,569,108	$13,777,630	$16,507,144	$15,226,929
Foreign currency at cost	$—	$—	$—	$—	$4,029

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended February 28, 2017 (Unaudited)

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Web x.0 ETF	The 3D Printing ETF
INVESTMENT INCOME:
Dividend income	$1,773	$48,012	$4,435	$9,110	$41,838
Interest income	5	15	12	10	96
Foreign withholding tax	—	(1,606)	—	(253)	(1,812)
Total Income	1,778	46,421	4,447	8,867	40,122
EXPENSES:
Management fees (Note 3)	29,624	64,521	46,244	61,575	39,760
Other Expenses	—	—	—	—	612
Total Expenses	29,624	64,521	46,244	61,575	40,372
Net Investment Loss(1)	(27,846)	(18,100)	(41,797)	(52,708)	(250)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	(129,913)	588,085	238,114	739,112	(149,621)
Foreign currency transactions	—	—	—	—	(7,568)
In-kind redemptions	66,956	—	—	—	230,878
Net realized gain (loss)	(62,957)	588,085	238,114	739,112	73,689
Change in unrealized appreciation (depreciation) on:
Investments	826,758	1,474,079	1,424,098	1,804,058	375,901
Foreign currency translation	—	—	—	—	36
Change in unrealized appreciation	826,758	1,474,079	1,424,098	1,804,058	375,937
Net realized and unrealized gain on investments and foreign currency translation	763,801	2,062,164	1,662,212	2,543,170	449,626
Net Increase in Net Assets Resulting From Operations	$735,955	$2,044,064	$1,620,415	$2,490,462	$449,376
(1)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution Multi-Sector ETF		ARK Industrial Innovation ETF
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
OPERATIONS:
Net investment income (loss)(1)	$(27,846)	$(50,465)	$(18,100)	$(51,535)
Net realized gain (loss) on investments and foreign currency transactions	(62,957)	(957,587)	588,085	(353,436)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	826,758	(133,962)	1,474,079	2,582,436
Net increase (decrease) in net assets resulting from operations	735,955	(1,142,014)	2,044,064	2,177,465
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains	—	—	—	(131,180)
Total distributions to shareholders	—	—	—	(131,180)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,774,474	—	4,737,617	977,801
Cost of shares redeemed	(809,562)	—	—	—
Net increase in net assets resulting from shareholder transactions	1,964,912	—	4,737,617	977,801
Increase (Decrease) in net assets	2,700,867	(1,142,014)	6,781,681	3,024,086
NET ASSETS:
Beginning of period	7,302,247	8,444,261	15,852,906	12,828,820
End of period	$10,003,114	$7,302,247	$22,634,587	$15,852,906
Accumulated net investment income (loss) included in net assets at end of period	$(58,047)	$(30,201)	$(53,761)	$(35,661)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	405,000	405,000	750,000	700,000
Shares sold	150,000	—	200,000	50,000
Shares redeemed	(50,000)	—	—	—
Shares outstanding, end of period	505,000	405,000	950,000	750,000
*	Commencement of operations.
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (concluded)

	ARK Innovation ETF		ARK Web x.0 ETF		The 3D Printing ETF
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	July 19, 2016* to August 31, 2016
OPERATIONS:
Net investment income (loss)(1)	$(41,797)	$(59,532)	$(52,708)	$(98,894)	$(250)	$868
Net realized gain (loss) on investments and foreign currency transactions	238,114	(632,717)	739,112	(291,724)	73,689	(110)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,424,098	1,172,869	1,804,058	2,093,005	375,937	130,743
Net increase (decrease) in net assets resulting from operations	1,620,415	480,620	2,490,462	1,702,387	449,376	131,501
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(759)	—
Net realized gains	—	(186,040)	—	(318,120)	—	—
Total distributions to shareholders	—	(186,040)	—	(318,120)	(759)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,268,034	1,955,672	4,038,232	1,159,138	11,238,572	6,111,000
Cost of shares redeemed	—	—	—	—	(2,190,181)	—
Net increase in net assets resulting from shareholder transactions	5,268,034	1,955,672	4,038,232	1,159,138	9,048,391	6,111,000
Increase (Decrease) in net assets	6,888,449	2,250,252	6,528,694	2,543,405	9,497,008	6,242,501
NET ASSETS:
Beginning of period	9,270,736	7,020,484	14,654,038	12,110,633	6,242,501	—
End of period	$16,159,185	$9,270,736	$21,182,732	$14,654,038	$15,739,509	$6,242,501
Accumulated net investment income (loss) included in net assets at end of period	$(83,305)	$(41,508)	$(118,622)	$(65,914)	$(251)	$758
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,000	350,000	600,000	550,000	300,001	—
Shares sold	250,000	100,000	150,000	50,000	500,000	300,001
Shares redeemed	—	—	—	—	(100,000)	—
Shares outstanding, end of period	700,000	450,000	750,000	600,000	700,001	300,001
*	Commencement of operations.
(1)	Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution Multi-Sector ETF

For a share outstanding throughout each period presented.

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	For the Period October 31, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$18.03		$20.85	$20.00
Net investment loss(2)	(0.06)		(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	1.84		(2.70)	0.94
Total gain (loss) from investment operations	1.78		(2.82)	0.85
Net asset value, end of period	$19.81		$18.03	$20.85
Market value, end of period	$19.84		$18.01	$21.13
Total Return at Net Asset Value(3)	9.86%		(13.52)%	4.25%
Total Return at Market Value(3)	10.16%		(14.77)%	5.65%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$10,003		$7,302	$8,444
Ratio to average net assets of:
Expenses	0.75	%(4)	0.90%	0.95	%(4)
Net investment loss(5)	(0.70	)%(4)	(0.67)%	(0.47	)%(4)
Portfolio turnover rate(6)	41%		77%	65%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Industrial Innovation ETF

For a share outstanding throughout each period presented.

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	For the Period September 30, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$21.14		$18.33	$20.00
Net investment loss(2)	(0.02)		(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	2.71		3.07	(1.60)
Total gain (loss) from investment operations	2.69		3.00	(1.67)
Distribution to shareholders:
Realized gains	—		(0.19)	—
Net asset value, end of period	$23.83		$21.14	$18.33
Market value, end of period	$23.81		$21.14	$18.43
Total Return at Net Asset Value(3)	12.71%		16.43%	(8.35)%
Total Return at Market Value(3)	12.63%		15.84%	(7.85)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$22,635		$15,853	$12,829
Ratio to average net assets of:
Expenses	0.75	%(4)	0.89%	0.95	%(4)
Net investment loss(5)	(0.21	)%(4)	(0.38)%	(0.40	)%(4)
Portfolio turnover rate(6)	28%		67%	86%

(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF

For a share outstanding throughout each period presented.

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	For the Period October 31, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$20.60		$20.06	$20.00
Net investment loss(2)	(0.07)		(0.15)	(0.12)
Net realized and unrealized gain on investments	2.55		1.16	0.18
Total gain from investment operations	2.48		1.01	0.06
Distribution to shareholders:
Realized gains	—		(0.47)	—
Net asset value, end of period	$23.08		$20.60	$20.06
Market value, end of period	$23.13		$20.61	$20.10
Total Return at Net Asset Value(3)	12.06%		4.98%	0.30%
Total Return at Market Value(3)	12.23%		4.90%	0.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$16,159		$9,271	$7,020
Ratio to average net assets of:
Expenses	0.75	%(4)	0.89%	0.95	%(4)
Net investment loss(5)	(0.68	)%(4)	(0.76)%	(0.69	)%(4)
Portfolio turnover rate(6)	53%		110%	108%

(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Web x.0 ETF

For a share outstanding throughout each period presented.

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	For the Period September 30, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$24.42		$22.02	$20.00
Net investment loss(2)	(0.08)		(0.17)	(0.13)
Net realized and unrealized gain on investments	3.90		3.10	2.15
Total gain from investment operations	3.82		2.93	2.02
Distribution to shareholders:
Realized gains	—		(0.53)	—
Net asset value, end of period	$28.24		$24.42	$22.02
Market value, end of period	$28.25		$24.38	$21.92
Total Return at Net Asset Value(3)	15.66%		13.43%	10.10%
Total Return at Market Value(3)	15.87%		13.83%	9.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$21,183		$14,654	$12,111
Ratio to average net assets of:
Expenses	0.75	%(4)	0.89%	0.95	%(4)
Net investment loss(5)	(0.64	)%(4)	(0.78)%	(0.65	)%(4)
Portfolio turnover rate(6)	32%		86%	103%

(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded)
The 3D Printing ETF

For a share outstanding throughout each period presented.

	Six Months Ended February 28, 2017 (Unaudited)		For the Period July 19, 2016(1) Through August 31, 2016
Per Share Data:
Net asset value, beginning of period	$20.81		$20.00
Net investment income(2)	(0.00	)(3)	0.00	(3)
Net realized and unrealized gain on investments	1.67		0.81
Total gain from investment operations	1.67		0.81
Distribution to shareholders:
Net investment income	(0.00	)(3)	—
Net asset value, end of period	$22.48		$20.81
Market value, end of period	$22.55		$20.90
Total Return at Net Asset Value(4)	8.06%		4.05%
Total Return at Market Value(4)	7.90%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$15,740		$6,243
Ratio to average net assets of:
Expenses	0.66	%(5)	0.67	%(5)
Net investment loss(6)	0.00	%(5)(7)	0.19	%(5)
Portfolio turnover rate(8)	47%		—%

(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Amount represents less than $0.005.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Amount represents less than 0.00%.
(8)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
February 28, 2017 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. As of February 28, 2017, the Trust consisted of six (6) investment portfolios, five (5) of which are operational: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Web x.0 ETF, and The 3D Printing ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The 3D Printing ETF commenced operations on July 19, 2016.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”)Topic 946, “Financial Services — Investment Companies”. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

Fair Value Measurement

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)
February 28, 2017 (Unaudited)

The following is a summary of the valuations as of February 28, 2017, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$10,000,799	$—	$—	$10,000,799
Money Market Fund	6,657	—	—	6,657
Total	$10,007,456	$—	$—	$10,007,456

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$22,622,388	$—	$—	$22,622,388
Money Market Fund	9,585	—	—	9,585
Total	$22,631,973	$—	$—	$22,631,973

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$15,732,249	$—	$—	$15,732,249
Unit Trust*	427,340	—	—	427,340
Money Market Fund	4,982	—	—	4,982
Total	$16,164,571	$—	$—	$16,164,571

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$20,589,465	$—	$—	$20,589,465
Unit Trust*	593,515	—	—	593,515
Money Market Fund	6,117	—	—	6,117
Total	$21,189,097	$—	$—	$21,189,097

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$15,706,923	$—	$—	$15,706,923
Money Market Fund	26,693	—	—	26,693
Total	$15,733,616	$—	$—	$15,733,616
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in a Fund as of February 28, 2017.

The Funds’ policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended February 28, 2017.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Notes to Financial Statements (continued)
February 28, 2017 (Unaudited)

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Management and Other Agreements

Management

Effective June 1, 2016, the ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) (“Management Fee”) of 0.75% in return for providing investment management and supervisory services under a comprehensive structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive structure. Subject to the supervision of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Other Service Providers

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Financial Officer to the Trust. Neither the Distributor, FFOS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds.

Board of Trustees

During the period ended February 28, 2017, each Independent Trustee was paid quarterly in arrears a $20,000 annual fee for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee meetings. An Independent Trustee who served as the Chair of the Board or the Chair of the Audit Committee also received an additional annual fee of $5,000 for such service. During the period ended February 28, 2017, no officer, director or employee of the Advisor received any compensation from the Trust.

4. Creation and Redemption Transactions

As of February 28, 2017, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of

Notes to Financial Statements (continued)
February 28, 2017 (Unaudited)

50,000 shares. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended February 28, 2017 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution Multi-Sector ETF	$3,248,220	$3,278,510
ARK Industrial Innovation ETF	5,057,322	5,080,037
ARK Innovation ETF	6,627,671	6,601,762
ARK Web x.0 ETF	5,491,624	5,461,912
The 3D Printing ETF	5,752,677	5,580,127

For the period ended February 28, 2017, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution Multi-Sector ETF	$2,771,885	$808,892
ARK Industrial Innovation ETF	4,731,391	—
ARK Innovation ETF	5,197,873	—
ARK Web x.0 ETF	3,960,222	—
The 3D Printing ETF	11,018,711	2,157,001

6. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of February 28, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At February 28, 2017, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$9,556,216	$1,295,588	$(844,348)	$451,240
ARK Industrial Innovation ETF	19,987,771	4,090,974	(1,446,772)	2,644,202
ARK Innovation ETF	14,205,300	2,754,639	(795,368)	1,959,271
ARK Web x.0 ETF	16,596,267	4,816,907	(224,077)	4,592,830
The 3D Printing ETF	15,226,929	1,248,722	(742,035)	506,687

Notes to Financial Statements (concluded)
February 28, 2017 (Unaudited)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the period ended August 31, 2016, the Funds incurred and elected to defer to September 1, 2016 Post-October Losses and ordinary income losses as follows:

Fund	Late-Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution Multi-Sector ETF	$30,201	$752,340
ARK Industrial Innovation ETF	35,661	70,333
ARK Innovation ETF	41,508	310,203
ARK Web x.0 ETF	65,914	474,578

At August 31, 2016, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution Multi-Sector ETF	$257,878	$—	$257,878

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF may invest 25% or more of the value of its net assets in securities of issuers in any one industry or group of industries if the index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

As of February 28, 2017, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in the Internet software & services industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

9. Subsequent Events

Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-Q the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The ARK ETF Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-212-426-7040. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-212-426-7040 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
155 West 19th Street, Fifth Floor
New York, NY 10011

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee of the Board of Trustees of the registrant shall review shareholder recommendations for nominations to fill vacancies on the Board of Trustees if the Nominating Committee is required by law to do so. Any such recommendations must be submitted in writing and addressed to the Nominating Committee at the registrant’s offices.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded, as of a date within 90 days of the filing date of this Form N-CSR, that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	4/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	4/27/2017

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date	4/27/2017

* Print the name and title of each signing officer under his or her signature.